SUBSEQUENT EVENTS (Details)					12 Months Ended
	Mar. 15, 2023 HKD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	Mar. 10, 2023 shares	Jan. 03, 2023 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
SUBSEQUENT EVENTS
Vested					34,632,130	10,000,000
Subsequent Event
SUBSEQUENT EVENTS
Vested			47,419,000
Subsequent Event | ADS
SUBSEQUENT EVENTS
Granted				474,190
Subsequent Event | Sale and purchase agreement | Crypto Flow Technology Limited
SUBSEQUENT EVENTS
Percentage of equity interest acquired	8.79%
Number of shares issued for acquisition	48,195,605	48,195,605
Acquisition share price | $ / shares	$ 0.38
Total consideration	$ 18,314	$ 2,333
Subsequent Event | Class A Ordinary shares
SUBSEQUENT EVENTS
Granted				47,419,000